Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 AUD ($)
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 2,080,000	$ 1,191,000	$ 4,527,000	$ 3,217,000
Revenue	12,201,000	1,249,000	31,455,000	14,755,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	2,080,508	1,191,034	4,527,439	3,216,972
Total share-based payment transactions	2,080,508	1,191,034	4,527,439	3,836,972
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	1,040,492	639,245	2,010,660	1,789,049
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	84,446	89,460	224,361	244,698
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 955,570	$ 462,329	$ 2,292,418	1,183,225
Income Statement Functional Expense Categories | Legal, Patent and Other Professional Fees
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions				620,000
Australian Government | Research and Development Tax Incentive
Disclosure Of Loss Before Income Tax Line Item
Loss adjustments				$ 100,000
Revenue						$ 20.0
Events After Reporting Period | Australian Government | Research and Development Tax Incentive
Disclosure Of Loss Before Income Tax Line Item
Revenue					$ 20.0